Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Results as of and for the Nine Months Ended September 30, 2021 (Unaudited)
Note 16 – RESTATEMENT OF FINANCIAL RESULTS AS OF AND FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
The Company has restated its financial statements as of and for the nine-month period ended September 30, 2021 in the Current Report on Form
8-K/A
filed with the SEC on March 30, 2022. The restatement resulted from the following items identified while preparing the consolidated financial statements as of and for the three and twelve months ended December 31, 2021:

•
The Company identified that it recorded revenue in the third quarter of 2021 prior to the criteria for revenue recognition under U.S. generally accepted accounting principles being satisfied. Specifically, certain transactions were recorded as revenue for which the Company could not assert that collection from the customer was probable under the requirements of Accounting Standard Codification (“ASC”) 606. Accordingly, for the subject revenue transactions, revenue and accounts receivable balances were reduced by $2.1 million in the period that the sale was originally recorded as revenue and will be deferred to a future date until the requirements for revenue recognition under ASC 606 have been satisfied. As a result of the adjustment to revenue, the Company also adjusted its sales and marketing expense by $132 thousand related to its agreement with UPS that requires the Company to compensate UPS for services performed based on a percentage of the Company’s revenues.

•
The Company identified that it had capitalized certain costs related to the development of internal-use
software that were not eligible for capitalization during the nine-month period ended September 30, 2021. Accordingly, property and equipment, net has been reduced by $1.7 million with an offsetting increase to research and development expense. Related amortization expense of assets that were already placed into service was also reduced by $63 thousand.

•
The Company identified that it over accrued certain expenses related to the Business Combination as of September 30, 2021. Accordingly, accrued and other liabilities was reduced by $1.1 million with an offsetting decrease to general and administrative expense.

•
The Company identified that it classified certain cash payments related to direct and incremental equity issuance-related transaction costs within operating cash flows rather than financing cash flows on the condensed consolidated statement of cash flows for the nine months ended September 30, 2021. Accordingly, operating cash flows increased and financing cash flows decreased by $500 thousand.

The following summarizes the effect of the restatement on each financial statement line item for the period presented:

CONDENSED CONSOLIDATED BALANCE SHEET

As of September 30, 2021	As previously reported	Restatement impact		As Restated
Assets
Current assets
Cash and cash equivalents	$11,453,360	$		$11,453,360
Accounts receivable, net of allowances for doubtful accounts of $610,001	8,208,471		(2,062,892)	6,145,579
Inventories	550,174			550,174
Prepaid production costs	1,325,861			1,325,861
Prepaid expenses and other current assets	3,296,696			3,296,696

Total current assets	$24,834,562		$(2,062,892)	$22,771,670
Non-current assets
Property and equipment, net	9,487,287		(1,642,828)	7,844,459
Other non-current assets	357,953			357,953

Total assets	$34,679,802		$(3,705,720)	$30,974,082

Liabilities, temporary equity and stockholders’ deficit
Current liabilities
Accounts payable	$2,213,089	$		$2,213,089
Accrued compensation	1,462,200			1,462,200
Accrued and other liabilities	9,753,335		(1,238,380)	8,514,955
Advances from customers	215,399			215,399
Accrued liabilities – related parties	2,242,776			2,242,776
Warrant liability	2,713,024			2,713,024
Current portion of long-term debt	13,590,029			13,590,029

Total current liabilities	$32,189,852		$(1,238,380)	$30,951,472

Other long-term liabilities	230,630			230,630
Term loans - net of current portion and debt issuance costs	7,940,386			7,940,386
Related party convertible notes and derivative liabilities	9,244,326			9,244,326

Total liabilities	$49,605,194		$(1,238,380)	$48,366,814

Commitments and contingencies (Note 11)				—
Temporary equity
Series Seed Preferred stock; par value $0.0001, 400,000 shares authorized; 400,000 shares issued and outstanding as of September 30, 2021, aggregate liquidation preference of $1,892,812 as of September 30, 2021	$1,892,812			$1,892,812
Series Seed - 1 Preferred stock; par value $0.0001, 515,779 shares authorized; 515,779 shares issued and outstanding as of September 30, 2021; aggregate liquidation preference of $2,892,300 as of September 30, 2021	2,892,300			2,892,300
Series A - 1 Preferred stock; par value $0.0001, 5,706,349 shares authorized; 5,706,349 shares issued and outstanding as of September 30, 2021; aggregate liquidation preference of $5,714,281 as of September 30, 2021	5,714,281			5,714,281
Series A - 2 Preferred stock; par value $0.0001, 2,574,478 shares authorized; 2,574,478 shares issued and outstanding as of September 30, 2021; aggregate liquidation preference of $2,778,882 as of September 30, 2021	2,778,882			2,778,882
Series A - 3 Preferred stock; par value $0.0001, 2,713,324 shares authorized; 2,621,569 shares issued and outstanding as of September 30, 2021; aggregate liquidation preference of $4,285,715 as of September 30, 2021	4,285,715			4,285,715
Series B Preferred stock; par value $0.0001, 5,131,673 shares authorized; 4,205,059 shares issued and outstanding as of September 30, 2021; aggregate liquidation preference of $56,726,260 as of September 30, 2021	56,726,260			56,726,260

Total temporary equity	$74,290,250	$		$74,290,250
Stockholders’ deficit
Common Stock, $0.0001 par value, 31,000,000 authorized; 3,955,279 shares issued and outstanding as of September 30, 2021	396			396
Treasury Stock, held at cost; 650,000 shares outstanding as of September 30, 2021	(221,000)			(221,000)
Additional paid-in capital	8,910,554			8,910,554
Accumulated deficit	(97,905,592)		(2,467,340)	(100,372,932)

Total stockholders’ deficit	(89,215,642)		(2,467,340)	(91,682,982)

Total liabilities, temporary equity and stockholders’ deficit	$34,679,802		$(3,705,720)	$30,974,082

CONDENSED CONSOLIDATED STATEMENT OF NET LOSS AND COMPREHENSIVE LOSS

For the nine months ended September 30, 2021	As previously reported	Restatement impact	As Restated
Revenues	$15,642,101	$(2,062,892)	$13,579,209
Cost of revenues	14,089,162	(11,830)	14,077,332

Gross profit	1,552,939	(2,051,062)	(498,123)
Operating expenses
Sales and marketing	15,520,744	(185,133)	15,335,611
General and administrative	23,605,547	(1,104,451)	22,501,096
Research and development	1,441,856	1,705,862	3,147,718

Total operating expenses	40,568,147	416,278	40,984,425
Loss from operations	(39,015,208)	(2,467,340)	(41,482,548)
Change in fair value of warrants	(1,525,870)	—	(1,525,870)
Change in fair value of derivative liability	(189,000)	—	(189,000)
Interest income and other income	418	—	418
Interest expense, including amortization of debt issuance costs	(1,787,457)	—	(1,787,457)

Loss before income taxes	(42,517,117)	(2,467,340)	(44,984,457)
Income tax expense (benefit)	—		—

Net loss and comprehensive loss	$(42,517,117)	$(2,467,340)	$(44,984,457)

Net loss per share
Basic and diluted	$(10.41)	(0.60)	$(11.01)
Weighted average shares outstanding:
Basic and diluted	4,085,640		4,085,640

CONDENSED CONSOLIDATED STATEMENT OF TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT

	Convertible Preferred Stock 1			Common Stock			Treasury Stock			Additional paid- in capital	Accumulated Deficit	Total
As previously reported	Shares	Amount		Shares	Amount		Shares	Amount		Amount	Amount	Amount
Balance at January 1, 2021	16,023,234		$74,290,250	3,427,555		$343	(650,000)		$(221,000)	$3,724,208	$(55,388,475)	$(51,884,924)
Net loss											(42,517,117)	(42,517,117)
Issuance of equity warrants to related party										2,200,658		2,200,658
Issuance of equity warrants										2,245,000		2,245,000
Exercise of stock options and release of notes’ recourse provision				527,724		53				40,528		40,581
Stock-based compensation										700,160		700,160

Balance at September 30, 2020	16,023,234		$74,290,250	3,955,279		$396	(650,000)		$(221,000)	$8,910,554	$(97,905,592)	$(89,215,642)

Restatement impact
Net income		$			$			$		$	$(2,467,340)	$(2,467,340)
As Restated
Balance at January 1, 2021	16,023,234		$74,290,250	3,427,555		$343	(650,000)		$(221,000)	$3,724,208	$(55,388,475)	$(51,884,924)
Net loss											(44,984,457)	(44,984,457)
Issuance of equity warrants to related party										2,200,658		2,200,658
Issuance of equity warrants										2,245,000		2,245,000
Exercise of stock options and release of notes’ recourse provision				527,724		53				40,528		40,581
Stock-based compensation										700,160		700,160

Balance at September 30, 2021	16,023,234		$74,290,250	3,955,279		$396	(650,000)		$(221,000)	$8,910,554	$(100,372,932)	$(91,682,982)

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

For the nine months ended September 30, 2021	As previously reported	Restatement impact		As Restated
Cash flows from operating activities
Net loss	$(42,517,117)		$(2,467,340)	$(44,984,457)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,092,227		(63,034)	1,029,193
Amortization of deferred financing fees and convertible debt discount	1,232,320			1,232,320
Stock-based compensation	700,160			700,160
Loss on disposal of assets	227,800			227,800
Change in fair value of warrants	1,525,870			1,525,870
Change in fair value of derivative liability	189,000			189,000
Provision for doubtful accounts	241,638			241,638
Other	(110,911)			(110,911)
Changes in operating assets and liabilities
Accounts receivable	(3,403,613)		2,062,892	(1,340,721)
Inventories	(275,863)			(275,863)
Prepaid production costs	(1,042,308)			(1,042,308)
Prepaid expenses and other current assets	(2,686,314)		500,000	(2,186,314)
Accounts payable	684,300			684,300
Accrued compensation and other liabilities	10,857,955		(1,238,380)	9,619,575
Advances from customers	190,387			190,387
Deferred revenue	(5,350)			(5,350)

Cash used in operating activities	$(33,099,819)		$(1,205,862)	$(34,305,681)

Cash flows from investing activities
Additions to property, plant and equipment	(8,142,947)		1,705,862	(6,437,085)

Cash used in investing activities	$(8,142,947)		$1,705,862	$(6,437,085)

Cash flows from financing activities
Proceeds from term loans	$24,486,824			24,486,824
Repayment of term loans	(803,372)			(803,372)
Proceeds from convertible notes and warrants with related parties	10,600,000			10,600,000
Convertible notes issuance costs	(122,155)			(122,155)
Deferred financing fees	—		(500,000)	(500,000)
Proceeds from exercise of stock options	40,581			40,581

Cash provided by financing activities	$34,201,878		$(500,000)	$33,701,878

Change in cash and cash equivalents	(7,040,888)			(7,040,888)
Cash and cash equivalents, beginning of period	18,494,248			18,494,248

Cash and cash equivalents, end of period	$11,453,360	$		$11,453,360